Fair Values	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Fair Values
NOTE 4. FAIR VALUES

The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, this will be included in Level 1. Otherwise, it will be included in Level 2.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs and rely to the lower extent possible in the Group’s specific estimates. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3. This is the case of unlisted financial instruments.

When observable market prices are no longer available, the instrument will be included in Level 3. The instrument will return to Level 1 only when it has observable market price, and it will maintain that Level if it continues quoting. This is called transfer between levels.
Valuation Techniques
The valuation techniques to determine fair values include:

•	Market prices for similar instruments.

•	Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities (i.e., prices). For those instruments with no secondary market and which, if having to reverse positions, the Group would have to sell them to the Argentine Central Bank at the rate originally agreed in accordance with the provisions of the controlling authority, the price has been prepared based on such rate accrual.
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach. The fair value of the related put option derivative classified as level 3 was estimated using a valuation technique based on the binomial method considering different scenarios. The most relevant unobservable input data include the projected EBITDA and the discount rate (WACC—Weighted Average Cost of Capital) used in the estimations.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:

(i)	Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.

(ii)	prior-month bidding and/or secondary market prices, which will be taken based on their representativeness.

(iii)	prior month spread applied to the sovereign curve.

(iv)	A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.20	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	128,324,920	—
Government Securities	23,170,495	911,380	200,768
Corporate Securities	1,653,980	—	1,158,017
Derivative Financial Instruments	—	547,929	1,617,103
Other Financial Assets	2,760,728	31,255	—
Other Debt Securities (* )	604,996	3,580,102	—
Financial Assets Pledged as Collateral	2,035,559	—	—
Investments in Equity Investments	234,774	—	5,476,910
Liabilities
Derivative Financial Instruments	—	57,450	—

Total	30,460,532	133,338,136	8,452,798

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.19	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	79,153,628	—
Government Securities	2,052,669	—	7,069,005
Corporate Securities	904,405	—	251,671
Derivative Financial Instruments	—	1,903,979	1,266,836
Other Financial Assets	6,789,474	50,917	—
Other Debt Securities (*)	21,668,553	—	—
Financial Assets Pledged as Collateral	957,979	—	1,405,002
Equity Investments	220,552	—	5,979,907
Liabilities
Liabilities at fair value through profit or loss	1,936,133	—	—
Derivative Financial Instruments	—	1,199,533	—

Total	30,657,499	79,908,991	15,972,421

(*)	It relates to Government Securities measured at fair value through other comprehensive income.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.19	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.20
Government Securities	7,069,005	(1,734,412)	18,522,437	(22,946,325)	915,243	(1,625,180)	200,768
Corporate Securities	251,671	123,615	3,850,367	(2,996,313)	99,825	(171,148)	1,158,017
Derivative Financial Instruments	1,266,836	—	—	—	686,568	(336,301)	1,617,103
Financial Assets Pledged as Collateral	1,405,002	(209,844)	700,459	(1,580,566)	(162,288)	(152,763)	—
Investments in Equity Instruments	5,979,907	—	—	—	1,052,243	(1,555,240)	5,476,910

Total	15,972,421	(1,820,641)	23,073,263	(27,523,204)	2,591,591	(3,840,632)	8,452,798

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.18	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.19
Government Securities	983,085	9,025,790	24,808,830	(26,392,026)	(1,247,071)	(109,603)	7,069,005
Corporate Securities	1,659,863	29,357	8,855,903	(9,903,261)	372,290	(762,481)	251,671
Derivative Financial Instruments	—	—	1,743,456	—	—	(476,620)	1,266,836
Financial Assets Pledged as Collateral	—	2,962,544	1,299,228	(2,378,488)	(496,746)	18,464	1,405,002
Investments in Equity Instruments	281,177	(29,423)	7,198,058	—	438,721	(1,908,626)	5,979,907

Total	2,924,125	11,988,268	43,905,475	(38,673,775)	(932,806)	(3,238,866)	15,972,421

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.
The Group’s policy is to recognize transfers between the fair value levels only at the end of the reporting period. Transfers occurred because the instruments without observable market prices were reclassified at Level 3, and the instruments with observable market prices at the end of the year were reclassified at Level 1.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/(Liabilities) as of 12.31.20	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	175,423,476	175,423,476	175,423,476	—	—
Repurchase Transactions	60,995,643	60,995,643	60,995,643	—	—
Loans and Other Financing	526,434,119	527,834,544	—	—	527,834,544
Other Financial Assets	7,301,643	7,161,885	4,399,582	—	2,762,303
Other Debt Securities	18,885,279	18,878,854	—	—	18,878,854
Financial Assets Pledged as Collateral	16,681,884	16,681,884	16,681,884	—	—
Liabilities
Deposits	676,395,735	676,454,768	—	—	676,454,768
Financing Received from the Argentine Central Bank and Other Financial Institutions	13,833,439	9,934,732	—	—	9,934,732
Debt Securities	17,073,898	16,207,692	12,208,069	—	3,999,623
Subordinated Debt Securities	21,653,546	18,850,289	—	—	18,850,289
Other Financial Liabilities	97,471,465	97,083,349	—	—	97,083,349

Items of Assets/(Liabilities) as of 12.31.19	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	177,866,399	177,866,399	177,866,399	—	—
Repurchase Transactions	40,944,933	40,944,933	40,944,933	—	—
Loans and Other Financing	488,144,152	487,184,349	—	—	487,184,349
Other Financial Assets	8,019,809	8,796,107	9,228	—	8,786,879
Other Debt Securities	4,224,883	4,233,738	—	—	4,233,738
Financial Assets Pledged as Collateral	13,362,055	13,362,054	13,362,054	—	—
Liabilities
Deposits	536,033,696	536,246,597	—	—	536,246,597
Financing Received from the Argentine Central Bank and Other Financial Institutions	30,936,161	29,554,907	—	—	29,554,907
Debt Securities	39,808,666	40,333,927	40,333,927	—	—
Subordinated Debt Securities	21,100,718	20,384,249	—	—	20,384,249
Other Financial Liabilities	97,153,624	96,516,196	—	—	96,516,196